ROCHDALE
   INVESTMENT TRUST







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ROCHDALE LARGE GROWTH PORTFOLIO
ROCHDALE LARGE VALUE PORTFOLIO
ROCHDALE MID/SMALL GROWTH PORTFOLIO
ROCHDALE MID/SMALL VALUE PORTFOLIO
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO




SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 2000

                           ROCHDALE INVESTMENT TRUST

Dear Shareholders:

The stock markets have experienced many swings but have made little progress during the first half of the year. Nonetheless, we are satisfied with the performance of our Active Disciplined series of funds for the first half of the year. Each Constellation equity fund seeks to combine the advantages of a disciplined and consistent selection methodology with the right amount of variability to provide the shareholders with an intelligent means to capture the returns for the style specific to each asset class. The principal benefit of the Constellation Funds is to help reduce the uncertainty associated with asset class investing when employing mutual funds which are neither style nor asset class specific. Our funds are designed to capture the long-term returns of each style and asset class. The results for this initial period provide evidence of this methodology delivering such returns.

THE ECONOMY - During the first half of the year 2000, the market was influenced by the following factors:

     *    GDP growth rates above historic norms

     *    Investor confidence near all-time highs

     *    Consumer spending at high levels, but moderating

     * A consensus that the Federal Reserve may not increase interest rates further

     *    Inflation under control

EQUITY MARKETS - Investors experienced a shift in the market segments leading the advance over the past several years. The technology sector was one of the worst performing while the healthcare sector was one of the best performing. While the large-cap stocks have been far and away the leading category of stocks in the past, the first half of the year saw the much-maligned mid-small growth sector rebound. Year to date, these mid-small stocks are the best performing asset class. The large capitalization companies have traded within a narrow range so far this year, with a less than 1% year-to-date gain as of mid-year.

LARGE GROWTH PORTFOLIO - Since the beginning of the year, the large-cap growth index traded in a range of minus 5% to plus 5%, and finished the semi-annual period up 2.8%. Constellation Large Growth earned a very strong return of 5.7%. The focus on the larger, more high-quality companies within this segment was the principal reason for the performance.

LARGE VALUE PORTFOLIO - For the first half of 2000, the large-cap value index traded between a high point of plus 2% and, at one point, was down more than 8%. At the end of June the large-cap value index finished down 4.1%. The performance of the Constellation Large Value fund was similar and actually tracked within 2% during the period. At the end of the first half of the year, the Constellation Large Value fund declined 3.6%, performing better than the index.

MID/SMALL GROWTH PORTFOLIO - We are pleased with the strong performance of this fund. While the mid-small growth index returned an impressive 13.2% through June, our Constellation Mid/Small Growth fund generated a superior 21.8% year-to-date gain. Just as past performance is not indicative of future results, we caution that fund out-performance of this nature is above that amount we normally associate with an active disciplined fund and understand that this is largely attributable to certain segments of the technology industry.

                           ROCHDALE INVESTMENT TRUST

MID/SMALL VALUE PORTFOLIO - Delivering performance relative to the mid-cap and small-cap value indices is quite challenging due to the diverse nature of the universe of companies. The mid-small value index moved inside a range of plus and minus 5% for the first six months of the year and ended the period with a gain of 3.8%. Our results were below the index as the utilities within the value index enjoyed a brief period of positive performance. Within the value segment of the mid-small cap universe, we purposely do not invest in utilities because we feel they are better represented by investors via their fixed income portfolio. Our Constellation Mid/Small Value performance of 0.5% was more representative, we believe, of the value stocks excluding utilities.

INTERMEDIATE FIXED INCOME PORTFOLIO - The Fixed Income fund is performing slightly below the comparative index at the end of the first half of the year. The fund is well positioned to capture the returns from its targeted maturity range after a somewhat inverted yield curve environment experienced during the first half of the year. As a long-term investor in fixed income, the fund is focused on the yield-to-maturity rather than short-term bond pricing. At present our YTM is in line with the relevant benchmarks, providing your account with what we view as the proper exposure to the fixed income market.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro
Portfolio Managers

                        ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares        COMMON STOCK: 102.56%                                 Market Value
--------------------------------------------------------------------------------

              CHEMICALS - 0.90%
    59        Avery Dennison Corp.................................... $   3,960
    61        Sealed Air Corp........................................     3,195
                                                                      ---------
                                                                          7,155
                                                                      ---------
              CLOTHING - 0.52%
   133        The Gap Inc............................................     4,156
                                                                      ---------
              COMPUTER HARDWARE - 13.26%
   643        Cisco Systems Inc......................................    40,871
   338        Dell Computer Corp.....................................    16,668
   281        E M C Corp.............................................    21,619
    65        Gateway Inc............................................     3,689
    47        Lexmark International Group Inc........................     3,161
   214        Sun Microsystems Inc...................................    19,461
                                                                      ---------
                                                                        105,469
                                                                      ---------
              COMPUTER SOFTWARE - 15.49%
    29        Adobe Systems Inc......................................     3,770
    78        BMC Software Inc.......................................     2,846
   104        Computer Associates International Inc..................     5,323
   333        Compuware Corp.........................................     3,455
   240        International Business Machines Corp...................    26,295
   504        Microsoft Corp.........................................    40,320
   407        Oracle Corp............................................    34,213
    62        Veritas Software Corp..................................     7,007
                                                                      ---------
                                                                        123,229
                                                                      ---------
              DEPARTMENT STORES - 4.13%
   570        Wal-Mart Stores Inc....................................    32,846
                                                                      ---------
              DRUGS - 13.94%
    51        Allergan Inc...........................................     3,799
   147        Amgen Inc..............................................    10,327
    61        Biogen, Inc............................................     3,935
   282        Bristol-Myers Squibb Co................................    16,426
   323        Merck & Co., Inc.......................................    24,750
   847        Pfizer Inc.............................................    40,692
   216        Schering-Plough Corp...................................    10,908
                                                                      ---------
                                                                        110,837
                                                                      ---------

4
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                        ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED), Continued
--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

              ELECTRICAL EQUIPMENT - 12.33%
    54        ADC Telecommunications Inc............................. $   4,529
    38        Comverse Technology Inc................................     3,534
    44        Corning Inc............................................    11,874
   540        Lucent Technologies Inc................................    31,995
    49        Millipore Corp.........................................     3,693
   481        Nortel Networks Corp...................................    32,828
   122        Solectron Corp.........................................     5,109
    66        Tellabs Inc............................................     4,517
                                                                      ---------
                                                                         98,079
                                                                      ---------
              FINANCIAL SERVICES - 5.77%
   791        General Electric Co....................................    41,923
    44        Providian Financial Corp...............................     3,960
                                                                      ---------
                                                                         45,883
                                                                      ---------
              FOOD/BEVERAGE - 4.54%
    87        Bestfoods .............................................     6,025
   118        General Mills Inc......................................     4,513
   125        Kellogg Co.............................................     3,719
   286        PepsiCo Inc............................................    12,709
    60        Quaker Oats Co.........................................     4,508
   109        SYSCO Corp.............................................     4,592
                                                                      ---------
                                                                         36,066
                                                                      ---------
              HOME PRODUCTS - 4.23%
   137        Colgate-Palmolive Co...................................     8,203
   445        Procter & Gamble Co....................................    25,476
                                                                      ---------
                                                                         33,679
                                                                      ---------
              INDUSTRIAL PARTS - 1.51%
   254        Tyco International Ltd.................................    12,033
                                                                      ---------
              INFORMATION SERVICES - 4.75%
   321        America Online Inc.....................................    16,933
   151        Automatic Data Processing Inc..........................     8,088
    80        Interpublic Group of Companies Inc.....................     3,440
    59        Omnicom Group Inc......................................     5,255
    96        Paychex Inc............................................     4,032
                                                                      ---------
                                                                         37,748
                                                                      ---------
              MEDIA - 3.25%
   246        Comcast Corp...........................................     9,963
   209        Time Warner Inc........................................    15,884
                                                                      ---------
                                                                         25,847
                                                                      ---------

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                        ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED), Continued
--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

              MEDICAL PRODUCTS - 4.42%
    69        Guidant Corp...........................................$    3,415
   219        Johnson & Johnson     .................................    22,311
   189        Medtronic Inc..........................................     9,415
                                                                      ---------
                                                                         35,141
                                                                      ---------
              SEMICONDUCTORS - 9.36%
    55        Altera Corp............................................     5,607
   298        Intel Corp.............................................    39,839
    90        Linear Technology Corp.................................     5,754
   257        Texas Instruments Inc..................................    17,653
    68        Xilinx Inc.............................................     5,614
                                                                      ---------
                                                                         74,467
                                                                      ---------
              SPECIALTY RETAIL - 2.78%
    97        Bed Bath & Beyond Inc..................................     3,516
    52        Best Buy Co., Inc......................................     3,289
   306        Home Depot Inc.........................................    15,281
                                                                      ---------
                                                                         22,086
                                                                      ---------
              TELEPHONE - 1.38%
   128        U.S. West Inc. New.....................................    10,976
                                                                      ---------
              Total Common Stock (cost $771,596).....................   815,697
                                                                      ---------
              Total Investments in Securities
                (cost $771,596+): 102.56% ...........................   815,697
              Liabilities in excess of Other Assets: (2.56%).........   (20,362)
                                                                      ---------
              Total Net Assets: 100%                                  $ 795,335
                                                                      =========

+ At June 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

              Gross unrealized appreciation.......................... $  57,208
              Gross unrealized depreciation..........................   (13,107)
                                                                      ---------
                   Net unrealized appreciation....................... $  44,101
                                                                      =========

See accompanying Notes to Financial Statements.

                         ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares       COMMON STOCK: 102.22%                                  Market Value
--------------------------------------------------------------------------------

             BANKS - 14.99%
  340        Bank of America Corp...................................   $ 14,620
  293        Chase Manhattan Corp...................................     13,519
  542        Citigroup Inc..........................................     32,656
  430        First Union Corp.......................................     10,669
  332        FleetBoston Financial Corp.............................     11,288
  424        National City Corp.....................................      7,235
  479        Wells Fargo Co.........................................     18,561
                                                                      ---------
                                                                        108,548
                                                                      ---------
             CHEMICALS - 1.11%
  141        Illinois Tool Works Inc................................      8,037
                                                                      ---------
             COMPUTER HARDWARE - 6.62%
  156        3Com Corp..............................................      8,989
  317        Compaq Computer Corp...................................      8,103
  157        Hewlett-Packard Co.....................................     19,605
  111        Seagate Technology    .................................      6,105
  248        Xerox Corp.............................................      5,146
                                                                      ---------
                                                                         47,948
                                                                      ---------
             DEFENSE/AEROSPACE - 1.69%
  305        Honeywell International Inc............................     10,275
  102        Raytheon Co. - Class B.................................      1,964
                                                                      ---------
                                                                         12,239
                                                                      ---------
             DEPARTMENT STORES - 1.66%
  180        Federated Department Stores............................      6,075
  183        Sears Roebuck & Co.....................................      5,970
                                                                      ---------
                                                                         12,045
                                                                      ---------
             DRUGS - 5.22%
  275        American Home Products Co..............................     16,156
  121        Cardinal Health Inc....................................      8,954
  245        Pharmacia Corp.........................................     12,663
                                                                      ---------
                                                                         37,773
                                                                      ---------
             ELECTRICAL EQUIPMENT - 2.86%
   59        Agilent Technologies...................................      4,351
   59        Agilent Technologies Rights............................          0
  366        Motorola Inc...........................................     10,637
   78        Teradyne Inc...........................................      5,733
                                                                      ---------
                                                                         20,721
                                                                      ---------
             ENERGY RESOURCES - 11.38%
  195        Amerada Hess Corp......................................     12,041
  233        Chevron Corporation   .................................     19,761
  449        Exxon Mobil Corp.......................................     35,246
  302        Phillips Petroleum Co..................................     15,308
                                                                      ---------
                                                                         82,356
                                                                      ---------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             ENTERTAINMENT - 1.98%
  260        Carnival Corp..........................................  $   5,070
  136        Viacom Inc. - Class B..................................      9,274
                                                                      ---------
                                                                         14,344
                                                                      ---------
             FINANCIAL SERVICES - 3.28%
  237        Associates First Capital Corp..........................      5,288
  175        Federal Home Loan Mortgage Co..........................      7,088
  218        Federal National Mortgage Association..................     11,377
                                                                      ---------
                                                                         23,753
                                                                      ---------
             GROCERY STORES - 1.85%
  178        Albertson's Inc........................................      5,918
  166        Safeway Inc............................................      7,491
                                                                      ---------
                                                                         13,409
                                                                      ---------
             HEAVY ELECTRICAL - 2.41%
  203        Emerson Electronic Co..................................     12,256
  164        Rockwell International Corp............................      5,166
                                                                      ---------
                                                                         17,422
                                                                      ---------
             INDUSTRIAL EQUIPMENT - 3.48%
  197        Caterpillar Inc........................................      6,673
  142        Ingersoll-Rand Co......................................      5,716
  217        United Technologies Corp...............................     12,776
                                                                      ---------
                                                                         25,165
                                                                      ---------
             INFORMATION SERVICES - 1.97%
  169        Electronic Data Systems................................      6,971
  147        First Data Corp........................................      7,295
                                                                      ---------
                                                                         14,266
                                                                      ---------
             MEDIA - 2.46%
  459        Walt Disney Co.........................................     17,815
                                                                      ---------
             MEDICAL PROVIDERS - 2.03%
  239        Columbia/HCA Healthcare Corp...........................      7,260
   87        United HealthCare Corp.................................      7,460
                                                                      ---------
                                                                         14,720
                                                                      ---------
             MOTOR VEHICLES - 3.17%
  392        Delphi Automotive Systems Corp.........................      5,709
  351        Ford Motor Co..........................................     15,093
  174        Visteon Corp...........................................      2,121
                                                                      ---------
                                                                         22,923
                                                                      ---------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             OIL REFINERIES - 4.09%
  206        Enron Corp.............................................  $  13,287
  306        Texaco Inc.............................................     16,295
                                                                      ---------
                                                                         29,582
                                                                      ---------
             PROPERTY INSURANCE - 6.48%
  294        Allstate Corp..........................................      6,542
  273        American International Group Inc.......................     32,077
  138        Loews Corp.............................................      8,280
                                                                      ---------
                                                                         46,899
                                                                      ---------
             RAILROADS - 0.93%
  295        Burlington Northern Santa Fe Corp......................      6,767
                                                                      ---------
             RESTAURANTS - 1.71%
  376        McDonald's Corp........................................     12,384
                                                                      ---------
             SECURITIES/ASSETS - 3.56%
   85        Merrill Lynch & Co., Inc...............................      9,775
  192        Morgan Stanley Dean Witter & Co........................     15,984
                                                                      ---------
                                                                         25,759
                                                                      ---------
             SEMICONDUCTORS - 1.29%
  106        Micron Technology Inc..................................      9,335
                                                                      ---------
             SPECIALTY RETAIL - 1.68%
  159        CVS Corp...............................................      6,360
  141        Loew's Companies Inc...................................      5,790
                                                                      ---------
                                                                         12,150
                                                                      ---------
             TELEPHONE - 12.09%
  555        AT&T Corp..............................................     17,552
  306        Bell Atlantic Corp.....................................     15,549
  396        BellSouth Corp.........................................     16,879
  234        GTE Corp...............................................     14,567
  500        Worldcom Inc...........................................     22,938
                                                                      ---------
                                                                         87,485
                                                                      ---------
             THRIFTS - 1.02%
  255        Washington Mutual Inc..................................      7,363
                                                                      ---------
             WIRELESS COMMUNICATIONS - 1.21%
  141        ALLTEL Corp............................................      8,733
                                                                      ---------
             Total Common Stock (cost $779,152).....................    739,941
                                                                      ---------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                    Market Value
--------------------------------------------------------------------------------

             Total Investments in Securities
               (cost $779,152+): 102.22%............................  $ 739,941
             Liabilities in excess of Other Assets: (2.22%).........    (16,077)
                                                                      ---------
             Total Net Assets: 100%.................................  $ 723,864
                                                                      =========

+ At June 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

             Gross unrealized appreciation..........................  $  23,775
             Gross unrealized depreciation..........................    (62,986)
                                                                      ---------
                Net unrealized depreciation ........................  $ (39,211)
                                                                      =========

See accompanying Notes to Financial Statements.

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares        COMMON STOCK: 100.93%                                 Market Value
--------------------------------------------------------------------------------

             BANKS - 2.08%
  212        Zions Bancorporation...................................  $   9,729
                                                                      ---------
             COMPUTER HARDWARE - 4.26%
   81        RSA Security Inc.......................................      5,609
  180        Symbol Technologies, Inc...............................      9,720
  104        Zebra Technologies Corp................................      4,608
                                                                      ---------
                                                                         19,937
                                                                      ---------
             COMPUTER SOFTWARE - 10.80%
   70        Intuit, Inc............................................      2,689
   68        Macromedia, Inc........................................      6,575
   92        Mercury Interactive Corp...............................      8,901
  271        Network Associates.....................................      5,522
  165        Rational Software Corp.................................     15,335
  126        Symantec Corp..........................................      6,796
  138        Synopsys, Inc..........................................      4,770
                                                                      ---------
                                                                         50,588
                                                                      ---------
             DRUGS - 14.51%
  217        Chiron Corp............................................     10,308
  125        Forest Laboratories, Inc...............................     12,625
  368        IVAX Corp..............................................     15,272
  132        Millennium Pharmaceuticals, Inc........................     14,767
  124        Sepracor Inc...........................................     14,958
                                                                      ---------
                                                                         67,930
                                                                      ---------
             ELECTRICAL EQUIPMENT - 13.33%
  255        C-Cube Microsystems Inc................................      5,004
  106        Digital Microwave Corp.................................      4,041
  321        Jabil Circuit, Inc.....................................     15,930
  229        SCI Systems............................................      8,974
   66        SPX Corp...............................................      7,982
  281        Vicor Corp.............................................      9,782
   86        Waters Corp............................................     10,734
                                                                      ---------
                                                                         62,447
                                                                      ---------
             FINANCIAL SERVICES - 2.94%
  300        Concord EFS, Inc.......................................      7,800
  150        SEI Investments Co.....................................      5,972
                                                                      ---------
                                                                         13,772
                                                                      ---------
             FOOD/BEVERAGE - 3.52%
  429        Hormel Foods Corp......................................      7,213
  286        McCormick & Co., Inc...................................      9,295
                                                                      ---------
                                                                         16,508
                                                                      ---------

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                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED), Continued
--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             INDUSTRIAL PARTS - 2.19%
  250        American Standard Companies Inc........................   $ 10,250
                                                                      ---------
             INDUSTRIAL SERVICES - 8.57%
  269        Cintas Corp............................................      9,869
  191        Fiserv, Inc............................................      8,261
  228        Manpower Inc...........................................      7,296
  203        NOVA Corp..............................................      5,671
  332        Viad Corp..............................................      9,047
                                                                      ---------
                                                                         40,144
                                                                      ---------
             INFORMATION SERVICES - 1.45%
  178        Valassis Communications................................      6,786
                                                                      ---------
             LEISURE - 3.68%
  436        International Game Technology Corp.....................     11,554
  137        International Speedway Corp............................      5,668
                                                                      ---------
                                                                         17,222
                                                                      ---------
             MEDIA - 4.80%
  146        Univision Communications Inc...........................     15,111
  216        Westwood One, Inc......................................      7,371
                                                                      ---------
                                                                         22,482
                                                                      ---------
             MEDICAL PRODUCTS - 6.06%
   68        IDEC Pharmaceuticals Corp..............................      7,977
  259        Stryker Corp...........................................     11,331
  324        VISX, Inc..............................................      9,092
                                                                      ---------
                                                                         28,400
                                                                      ---------
             MOTOR VEHICLES - 0.84%
  357        Meritor Automotive, Inc................................      3,927
                                                                      ---------
             PUBLISHING - 2.02%
  238        Reader's Digest Association, Inc.......................      9,461
                                                                      ---------
             SEMICONDUCTORS - 12.64%
  371        Atmel Corp.............................................     13,681
  300        Cypress Semiconductor Corp.............................     12,675
  149        Integrated Device Technology Inc.......................      8,921
  166        Micrel, Inc............................................      7,211
   85        Qlogic Corp............................................      5,615
  151        Vitesse Semiconductor Corp.............................     11,108
                                                                      ---------
                                                                         59,211
                                                                      ---------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             SPECIALTY RETAIL - 2.65%
  206        BJ's Wholesale Club, Inc...............................  $   6,798
  173        Williams-Sonoma, Inc...................................      5,612
                                                                      ---------
                                                                         12,410
                                                                      ---------
             TELECOMMUNICATIONS - LOCAL TELECOMMUNICATIONS - 2.05%
  370        Broadwing Inc..........................................     9,597
                                                                      ---------
             TELECOMMUNICATIONS -  WIRELESS, SATELLITE AND MICROWAVE
                 COMMUNICATIONS EQUIPMENT - 0.66%
   65        Powerwave Technologies.................................      3,080
                                                                      ---------
             TRUCKING - 1.88%
  185        Expeditors International of Washington, Inc............      8,787
                                                                      ---------
             Total Common Stock (cost $443,959).....................    472,668
                                                                      ---------
             Total Investments in Securities
               (cost $443,959+): 100.93%                                472,668
             Liabilities in excess of Other Assets: (0.93%).........     (4,345)
                                                                      ---------
             Total Net Assets: 100%.................................  $ 468,323
                                                                      =========

+ At June 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

             Gross unrealized appreciation..........................  $  44,099
             Gross unrealized depreciation..........................    (15,390)
                                                                      ---------
               Net unrealized appreciation                            $  28,709
                                                                      =========

See accompanying Notes to Financial Statements.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares       COMMON STOCK: 100.70%                                  Market Value
--------------------------------------------------------------------------------

             BANKS - 8.64%
  253        CCB Financial Corp.....................................  $   9,361
  441        Charter One Financial Inc..............................     10,143
  502        Compass Bancshares Inc.................................      8,565
  439        Mercantile Bankshares Corp.............................     13,088
                                                                      ---------
                                                                         41,157
                                                                      ---------
             CHEMICALS - 4.55%
  187        Cabot Corp.............................................      5,096
  218        Crompton Corp..........................................      2,671
  161        Lyondell Chemical Co...................................      2,697
   85        Payless Shoe Source Inc................................      4,436
  671        RPM Inc................................................      6,794
                                                                      ---------
                                                                         21,694
                                                                      ---------
             COMPUTER HARDWARE - 1.82%
  203        Diebold Inc............................................      5,659
   69        Tech Data Corp.........................................      3,006
                                                                      ---------
                                                                          8,665
                                                                      ---------
             COMPUTER SOFTWARE - 1.07%
  187        Acxiom Corp............................................      5,096
                                                                      ---------
             CONSTRUCTION - 2.67%
  130        Southdown Inc..........................................      7,507
  171        U S G Corp.............................................      5,194
                                                                      ---------
                                                                         12,701
                                                                      ---------
             CONSUMER DURABLES - 2.34%
  248        Mohawk Industries Inc..................................      5,394
  462        Shaw Industries Inc....................................      5,775
                                                                      ---------
                                                                         11,169
                                                                      ---------
             DEPARTMENT STORES - 0.36%
  162        Saks Inc...............................................      1,701
                                                                      ---------
             DRUGS - 3.67%
  132        Genzyme Corp...........................................      7,846
  172        ICN Pharmaceuticals Inc................................      4,784
  266        Mylan Laboratories Inc.................................      4,854
                                                                      ---------
                                                                         17,484
                                                                      ---------
             ELECTRICAL EQUIPMENT - 1.83%
  191        Sensormatic Electronics Corp...........................      3,020
  150        Vishay Intertechnology Inc.............................      5,691
                                                                      ---------
                                                                          8,711
                                                                      ---------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             ENERGY RESERVES - 3.09%
  156        Devon Energy Corp......................................    $ 8,765
  419        Ocean Energy Inc.......................................      5,945
                                                                      ---------
                                                                         14,710
                                                                      ---------
             FINANCIAL SERVICES - 1.13%
   87        Express Scripts Inc. - Class A.........................      5,405
                                                                      ---------
             FOOD/BEVERAGE - 3.88%
  367        IBP Inc................................................      5,666
  396        Sonoco Products Co.....................................      8,143
  534        Tyson Foods Inc........................................      4,672
                                                                      ---------
                                                                         18,481
                                                                      ---------
             HEAVY ELECTRICAL - 1.70%
  317        Hubbell Inc. - Class B.................................      8,083
                                                                      ---------
             HEAVY MACHINERY - 1.14%
  295        Trinity Industries Inc.................................      5,457
                                                                      ---------
             HOTELS - 1.57%
  613        Park Place Entertainment...............................      7,471
                                                                      ---------
             INDUSTRIAL SERVICES - 7.29%
  176        Affiliated Computer Services Inc.......................      5,819
  127        DST Systems Inc........................................      9,668
  260        GATX Corp..............................................      8,840
  437        Modis Professional Services Inc........................      3,878
  210        SunGard Data Systems Inc...............................      6,510
                                                                      ---------
                                                                         34,715
                                                                      ---------
             MEDIA - 9.74%
  355        A.H. Belo Corp.........................................      6,146
  247        Chris-Craft Industries Inc.............................     16,359
   50        Washington Post Co.....................................     23,900
                                                                      ---------
                                                                         46,405
                                                                      ---------
             MEDICAL PROVIDERS - 4.72%
  438        Foundation Health Systems, Inc.........................      5,694
  299        Hillenbrand Industries Inc.............................      9,362
  129        Lincare Holdings Inc...................................      3,177
   71        PacifiCare Health Systems Inc..........................      4,273
                                                                      ---------
                                                                         22,506
                                                                      ---------
             MINING - 2.07%
  383        Cleveland-Cliffs Inc...................................      9,886
                                                                      ---------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             MOTOR VEHICLES - 2.64%
  228        Arvin Industries Inc...................................  $   3,961
  160        Borg-Warner Automotive Inc.............................      5,620
  151        Lear Corp..............................................      3,020
                                                                      ---------
                                                                         12,601
                                                                      ---------
             OIL REFINING - 3.79%
  728        Ultramar Diamond Shamrock Corp.........................     18,064
                                                                      ---------
             OIL SERVICES - 7.61%
   80        BJ Services Co.........................................      5,000
  173        Ensco International Inc................................      6,196
  510        Global Marine Inc......................................     14,376
  144        Noble Drilling Corp....................................      5,931
  119        Weaterford International...............................      4,738
                                                                      ---------
                                                                         36,241
                                                                      ---------
             PROPERTY INSURANCE - 4.52%
  190        Allmerica Financial Corp...............................      9,951
  211        Ambac Financial Group Inc..............................     11,565
                                                                      ---------
                                                                         21,516
                                                                      ---------
             RESTAURANTS - 1.44%
  234        Outback Steakhouse Inc.................................      6,844
                                                                      ---------
             SECURITIES/ASSETS - 2.83%
  184        A.G. Edwards Inc.......................................      7,176
  120        ReliaStar Financial Corp...............................      6,292
                                                                      ---------
                                                                         13,468
                                                                      ---------
             SEMICONDUCTORS - 3.99%
  100        Alliance Semiconductor Corp............................      2,456
  161        Arrow Electronics Inc..................................      4,991
   82        Avnet Inc..............................................      4,858
   27        Coherent Inc...........................................      2,265
   79        International Rectifier Corp...........................      4,424
                                                                      ---------
                                                                         18,994
                                                                      ---------
             SPECIALTY RETAIL - 0.45%
   96        Barnes & Noble Inc. ...................................      2,136
                                                                      ---------
             TOBACCO PRODUCTS - 0.59%
  100        R.J. Reynolds Tobacco Holdings.........................      2,794
                                                                      ---------
             THRIFTS - 1.81%
  461        GreenPoint Financial Corp. ............................      8,644
                                                                      ---------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------

             TRUCKING - 4.30%
  732        Alexander & Baldwin Inc. ..............................  $  16,150
  177        USFreightways Corp. ...................................      4,348
                                                                      ---------
                                                                         20,498
                                                                      ---------
             WIRELESS COMMUNICATIONS - 3.45%
  164        Telephone and Data Systems Inc. .......................     16,441
                                                                      ---------
             Total Common Stock (cost $491,766).....................    479,738
                                                                      ---------
             Total Investments in Securities
               (cost $491,766+): 100.70%                                479,738
             Liabilities in excess of Other Assets: (0.70%).........     (3,326)
                                                                      ---------
             Total Net Assets: 100% ................................  $ 476,412
                                                                      =========

+ At June 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

             Gross unrealized appreciation .........................  $  17,702
             Gross unrealized depreciation .........................    (29,730)
                                                                      ---------
               Net unrealized depreciation .........................  $ (12,028)
                                                                      =========

See accompanying Notes to Financial Statements.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares/Par    CORPORATE BONDS: 91.39%                               Market Value
--------------------------------------------------------------------------------

              AIRLINES - 1.61%
   5,000      Delta Airlines, 8.50%, 3/15/02........................    $ 5,020
                                                                      ---------
              APPAREL - CLOTHING - 8.07%
  15,000      The Limited Inc., 9.125%, 2/01/01.....................     15,171
  10,000      VF Corp., 7.60%, 4/1/04 ..............................      9,990
                                                                      ---------
                                                                         25,161
                                                                      ---------
              BANKS - 10.11%
  23,000      Citigroup Inc., 5.80%, 3/15/04........................     21,946
  10,000      Suntrust Banks, 6.125%, 6/15/04.......................      9,568
                                                                      ---------
                                                                         31,514
                                                                      ---------
              CHEMICALS - 6.11%
  20,000      Eastman Chemical Corp., 6.375%, 1/15/04...............     19,054
                                                                      ---------
              COMMERCIAL FINANCING AND LEASING - 4.56%
  15,000      USL Capital Corp., 5.95%, 10/15/03....................     14,202
                                                                      ---------
              COMPUTER HARDWARE - 4.89%
  15,000      IKON Office Solutions, 8.875%, 4/15/01................     15,226
                                                                      ---------
              FINANCIAL SERVICES - 34.58%
  15,000      AON Corp., 6.70%, 6/15/03.............................     14,541
  45,000      Federal Farm Credit Bank, 5.85%, 12/01/00.............     44,835
  30,000      Federal National Mortgage Association,
                5.625%, 5/14/04 ....................................     28,594
  20,000      Key Bank, 7.55%, 9/15/06..............................     19,794
                                                                      ---------
                                                                        107,764
                                                                      ---------
              INDUSTRIAL PARTS - 7.92%
  25,000      Tyco International Group SA, 6.125%, 6/15/01..........     24,691
                                                                      ---------
              MOTOR VEHICLES - 4.69%
  15,000      Cooper Tire & Rubber Co., 7.75%, 12/15/09.............     14,627
                                                                      ---------
              SECURITIES/ASSET MANAGEMENT - 3.08%
  10,000      Goldman Sachs Group Inc., 7.35%, 10/01/09.............      9,601
                                                                      ---------
              THRIFTS - 4.18%
  13,000      ABN-AMRO Bank - NY, 8.25%, 8/01/09....................     13,041
                                                                      ---------
              TOBACCO - 1.59%
   5,000      Philip Morris Cos., 7.50%, 1/15/02....................      4,960
                                                                      ---------
              Total Corporate Bonds (cost $284,435) ................    284,861
                                                                      ---------

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                                    Market Value
--------------------------------------------------------------------------------

              Total Investments in Securities
                (cost $284,435+): 91.39% ...........................  $ 284,861
              Other Assets less Liabilities: 8.61%..................     26,825
                                                                      ---------
              Total Net Assets: 100% ...............................  $ 311,686
                                                                      =========

+ At June 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

              Gross unrealized appreciation.........................  $   1,225
              Gross unrealized depreciation.........................       (799)
                                                                      ---------
                   Net unrealized appreciation......................  $     426
                                                                      =========

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                                    MID/SMALL    MID/SMALL  INTERMEDIATE
                                                      LARGE GROWTH   LARGE VALUE      GROWTH       VALUE    FIXED INCOME
                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        ---------     ---------     ---------    ---------    ---------
ASSETS
  Investments in securities, at value
   (cost $771,596, $779,152, $443,959,
   $491,766 and $284,435, respectively).............   $ 815,697     $ 739,941     $ 472,668     $ 479,738     $ 284,861
  Cash .............................................       6,656         8,134         9,698        13,489        16,894
  Receivables:
    Due from Advisor ...............................       5,820         5,830         6,112         6,077         6,381
    Fund shares sold ...............................       1,910         1,330         3,140         1,960        32,000
    Dividends and interest .........................         303           592           147           312         4,482
    Investments sold ...............................          --            --            --            --        97,923
  Prepaid expenses .................................         811           811           810           811           811
                                                       ---------     ---------     ---------     ---------     ---------
  TOTAL ASSETS .....................................     831,197       756,638       492,575       502,387       443,352
                                                       ---------     ---------     ---------     ---------     ---------
LIABILITIES
  Payable for investments purchased ................      17,331        14,327         5,724         7,477       113,103
  Accrued expenses .................................      18,531        18,447        18,528        18,498        18,563
                                                       ---------     ---------     ---------     ---------     ---------
  TOTAL LIABILITIES ................................      35,862        32,774        24,252        25,975       131,666
                                                       ---------     ---------     ---------     ---------     ---------

NET ASSETS .........................................   $ 795,335     $ 723,864     $ 468,323     $ 476,412     $ 311,686
                                                       =========     =========     =========     =========     =========
  Number of shares, $0.01 par value, issued
   and outstanding (unlimited shares authorized)....      30,104        30,047        15,379        18,968        12,424
                                                       =========     =========     =========     =========     =========

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE ...................................   $   26.42     $   24.09     $   30.45     $   25.12     $   25.09
                                                       =========     =========     =========     =========     =========

COMPOSITION OF NET ASSETS
  Paid-in capital ..................................   $ 751,832     $ 762,309     $ 433,713     $ 487,515     $ 308,285
  Undistributed / accumulated net investment
   income (loss)....................................        (602)          765          (641)          517         3,442
  Undistributed / accumulated net realized
   gain (loss) from security transactions...........           4             1         6,542           408          (467)
  Net unrealized appreciation (depreciation)
   on investments...................................      44,101       (39,211)       28,709       (12,028)          426
                                                       ---------     ---------     ---------     ---------     ---------
Net Assets .........................................   $ 795,335     $ 723,864     $ 468,323     $ 476,412     $ 311,686
                                                       =========     =========     =========     =========     =========

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF OPERATIONS - DECEMBER 31, 1999* THROUGH JUNE 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                       MID/SMALL    MID/SMALL  INTERMEDIATE
                                                         LARGE GROWTH   LARGE VALUE      GROWTH       VALUE    FIXED INCOME
                                                           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           ---------     ---------     ---------    ---------    ---------
INVESTMENT INCOME
 Income
   Dividend income ....................................   $    600       $  2,024      $    243     $  1,582     $     --
   Interest income ....................................        298            278           227          225        3,721
   Other income .......................................         --             76            --           --          472
                                                          --------       --------      --------     --------     --------
 Total income .........................................        898          2,378           470        1,807        4,193
                                                          --------       --------      --------     --------     --------
 Expenses
   Administration fee .................................     10,283         10,283        10,283       10,283       10,283
   Fund accounting fees ...............................      7,000          7,000         7,000        7,000        7,000
   Transfer agent fees ................................      4,836          4,836         4,836        4,836        4,836
   Registration fees ..................................      4,254          4,254         4,254        4,254        4,254
   Audit fee ..........................................      4,000          4,000         4,000        4,000        4,000
   Legal fees .........................................      2,647          2,647         2,647        2,647        2,647
   Miscellaneous ......................................      1,775          1,691         1,775        1,775        1,775
   Reports to shareholders ............................      1,035          1,035         1,035        1,035        1,035
   Insurance ..........................................        305            305           305          305          305
   Advisory fees ......................................        600            645           412          478          237
   Custody fees .......................................        205            205           205          205          205
                                                          --------       --------      --------     --------     --------
 Total expenses .......................................     36,940         36,901        36,752       36,818       36,577
 Less: expenses waived and reimbursed .................    (35,440)       (35,288)      (35,641)     (35,528)     (36,577)
                                                          --------       --------      --------     --------     --------
 Net expenses .........................................      1,500          1,613         1,111        1,290            0
                                                          --------       --------      --------     --------     --------
 NET INVESTMENT INCOME (LOSS) .........................       (602)           765          (641)         517        4,193
                                                          --------       --------      --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from security
   transactions........................................          4              1         6,542          408         (467)
  Net change in unrealized appreciation
   (depreciation) on investments ......................     44,101        (39,211)       28,709      (12,028)         426
                                                         --------       --------      --------     --------     --------
     Net realized and unrealized gain (loss)
      on investments...................................     44,105        (39,210)       35,251      (11,620)         (41)
                                                         --------       --------      --------     --------     --------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM OPERATIONS.......................   $ 43,503       $(38,445)     $ 34,610     $(11,103)    $  4,152
                                                         ========       ========      ========     ========     ========

* Inception of Portfolio.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1999* THROUGH JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                  MID/SMALL      MID/SMALL   INTERMEDIATE
                                                    LARGE GROWTH   LARGE VALUE      GROWTH         VALUE     FIXED INCOME
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                      ---------     ---------     ---------      ---------     ---------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net investment income (loss) .....................   $    (602)    $     765     $    (641)    $     517     $   4,193
 Net realized gain (loss) from security
  transactions.....................................           4             1         6,542           408          (467)
 Net change in unrealized appreciation
  (depreciation) on investments....................      44,101       (39,211)       28,709       (12,028)          426
                                                      ---------     ---------     ---------     ---------     ---------
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........................      43,503       (38,445)       34,610       (11,103)        4,152
                                                      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ............................          --            --            --            --          (751)
                                                      ---------     ---------     ---------     ---------     ---------
FUND SHARE TRANSACTIONS:
 Proceeds from shares sold ........................     701,832       712,309       383,713       437,515       257,534
 Shares issued on reinvestment of distributions....          --            --            --            --           751
 Cost of shares redeemed ..........................          --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
    NET INCREASE FROM FUND SHARE TRANSACTIONS......     701,832       712,309       383,713       437,515       258,285
                                                      ---------     ---------     ---------     ---------     ---------

 TOTAL INCREASE IN NET ASSETS .....................     745,335       673,864       418,323       426,412       261,686

NET ASSETS
 Beginning of period ..............................      50,000        50,000        50,000        50,000        50,000
                                                      ---------     ---------     ---------     ---------     ---------
END OF PERIOD .....................................   $ 795,335     $ 723,864     $ 468,323     $ 476,412     $ 311,686
                                                      =========     =========     =========     =========     =========
CHANGE IN SHARES:
 Shares sold ......................................      28,104        28,047        13,379        16,968        10,394
 Shares issued on reinvestment of distributions....          --            --            --            --            30
 Shares redeemed ..................................          --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------

 NET INCREASE .....................................      28,104        28,047        13,379        16,968        10,424
                                                      =========     =========     =========     =========     =========

*Inception of Portfolio.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS - DECEMBER 31, 1999* THROUGH JUNE 30, 2000 (UNAUDITED)
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------------------------------------------
                                                   LARGE         LARGE      MID/SMALL    MID/SMALL  INTERMEDIATE
                                                   GROWTH        VALUE        GROWTH       VALUE    FIXED INCOME
                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  ---------    ---------    ---------    ---------   ---------
Net asset value, beginning of period ..........    $ 25.00      $ 25.00      $ 25.00      $ 25.00      $ 25.00
                                                   -------      -------      -------      -------      -------
Income from investment operations:
 Net investment income (loss)..................      (0.02)        0.03        (0.04)        0.03         0.43
 Net realized and unrealized gain (loss)
  on investments...............................       1.44        (0.94)        5.49         0.09        (0.14)
                                                   -------      -------      -------      -------      -------
Total from investment operations ..............       1.42        (0.91)        5.45         0.12         0.29
                                                   -------      -------      -------      -------      -------

Less distributions:
 Dividends from net investment income .........         --           --           --           --        (0.20)
                                                   -------      -------      -------      -------      -------

Net asset value, end of period ................    $ 26.42      $ 24.09      $ 30.45      $ 25.12      $ 25.09
                                                   =======      =======      =======      =======      =======

Total return ..................................       5.68%       (3.64%)      21.80%        0.48%        1.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .........    $   795      $   724      $   468      $   476      $   312

Portfolio turnover rate .......................       0.01%        0.04%       66.12%       12.01%       90.47%

Ratio of expenses to average net assets:
 Before expense reimbursement and waivers......      30.78%#      28.60%#      44.66%#      38.53%#      61.76%#
 After expense reimbursement and waivers.......       1.25%#       1.25%#       1.35%#       1.35%#       0.00%#

Ratio of net investment income (loss) to
 average net assets:
 Before expense reimbursement and waivers......     (30.04%)#    (26.75%)#    (44.09%)#    (36.64%)#    (54.68%)#
 After expense reimbursement and waivers.......      (0.50%)#      0.59%#      (0.78%)#      0.54%#       7.08%#

* Inception of Portfolio.

# Annualized.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective is to achieve long-term growth of capital in the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and to seek current income and capital appreciation in the Intermediate Fixed Income Portfolio.

     The Portfolios commenced operations on December 31, 1999.

     The Rochdale Large Growth Portfolio is a large-cap domestic equity fund that uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the growth industries segment of the large-cap universe. Selected growth companies have greater earnings growth, price momentum, and positive analyst sentiment relative to their growth industry peers.

     The Rochdale Large Value Portfolio is a large-cap domestic equity fund that uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the value industries segment of the large-cap universe. Selected value companies are undervalued relative to their cash flow return on investment and have above-average price momentum relative to their industry peers.

     The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund that uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the growth industries segment of the mid- and small-cap universe. Selected growth companies have greater earnings growth, price momentum, and positive analyst sentiment relative to their growth industry peers.

     The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund that uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the value industries segment of the mid- and small-cap universe. Selected value companies are undervalued relative to their cash flow return on investment and have above-average price momentum relative to their industry peers.

     The Rochdale Intermediate Fixed Income Portfolio is a fixed-income fund that purchases intermediate-term obligations of issuers that provide an attractive rate of current income or provide for capital appreciation based on the maturity, duration and credit quality of the issuer relative to comparable issuers. Under normal circumstances the Portfolio primarily will hold corporate obligations, which are expected to earn a higher rate of income than those of the comparable obligations of the U.S. Government or its agencies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily-marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

     B. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     D. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     E. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     G. OPTION WRITING. Each Portfolio may purchase put and call options and may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management Inc. (the "Advisor") provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.25%, 1.25%, 1.35%, 1.35%, and 0.90% of average net assets for the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended June 30, 2000, the Advisor has reimbursed the Portfolios for expenses in excess of the limit in the amounts of $35,440 for the Large Growth Portfolio, $35,288 for the Large Value Portfolio, $35,641 for the Mid/Small Growth Portfolio, $35,528 for the Mid/Small Value Portfolio, and $36,577 for the Intermediate Fixed Income Portfolio, respectively, making the Portfolios' expense ratios 1.25%, 1.25%, 1.35%, 1.35%, and 0.00% versus actual operating expenses of 30.78%, 28.60%, 44.66%, 38.53%, and 61.76%, respectively.

     Investment Company Administration, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Portfolios' expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee of $25,000.

     Rochdale Investment Management Inc., the Advisor, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale elected to waive its fees for the period ended June 30, 2000.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended June 30, 2000, the cost of purchases and the proceeds from sales of securities, other than short-term investments, were $771,609, $779,253, $549,213, $514,054, and $381,718, and $17, $102, $111,796, $22,696,
and $96,816, respectively, for the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios.

                               INVESTMENT ADVISOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                                   ----------

                                   DISTRIBUTOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (800) 245-9888

                                   ----------

                                    CUSTODIAN

                         Union Bank of California, N.A.
                               475 Sansome Street
                         San Francisco, California 94111

                                   ----------

                     TRANSFER AND DIVIDEND DISBURSING AGENT

                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                 (877) 881-2744

                                   ----------

                              INDEPENDENT AUDITORS

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                   ----------

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, NY 10022-6837
800-245-9888
www.rochdale.com


You can discuss your questions about the Portfolios, and request other information, including Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. In the Portfolios' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. The SAI provides detailed information about the Portfolios and is incorporated into this Prospectus by reference.

You can review and copy information about the Portfolios, including the Portfolios' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-6009 (1-800-SEC-0330). You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                        file number is 811-8685)